UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2011

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Scoggin LLC
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form  13F  File  Number:  28-04329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Craig Effron and Curtis Schenker
Title:     Principals
Phone:     212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron          New York, NY          8/15/2011
----------------          ------------          -----------


/s/ Curtis Schenker       New York, NY          8/15/2011
-------------------       ------------          -----------
    [Signature]           [City, State]          [Date]


Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                              TITLE OF          CUSIP      VALUE    SHARES   SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS                      (x$1000) PRN  AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED     NONE
----------------------------- ----------------- --------- -------- --------- -------- ------- --------  ------   -------  ---------
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   8,096    134,000  PUT      OTHER    01       134,000
ALEXANDER & BALDWIN INC       COM               014482103   9,680    201,000  SH       OTHER    01       201,000
ALPHA NATURAL RESOURCES INC   COM               02076X102     568     12,500  CALL     OTHER    01        12,500
AMERICAN CAPITAL AGENCY CORP  COM               02503X105  11,702    402,000  SH       OTHER    01       402,000
APPLE INC                     COM               037833100  57,903    172,500  CALL     OTHER    01       172,500
ATLAS ENERGY LP               COM UNITS LP      04930A104   1,456     67,000  CALL     OTHER    01        67,000
ATLAS ENERGY LP               COM UNITS LP      04930A104     217     10,000  PUT      OTHER    01        10,000
BAIDU INC                     SPON ADR REP A    056752108  14,083    100,500  CALL     OTHER    01       100,500
BANK OF AMERICA CORPORATION   COM               060505104   1,644    150,000  SH       OTHER    01       150,000
BANK OF AMERICA CORPORATION   COM               060505104  14,686  1,340,000  CALL     OTHER    01     1,340,000
BARRICK GOLD CORP             COM               067901108  17,776    392,500  CALL     OTHER    01       392,500
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108   6,492    392,000  CALL     OTHER    01       392,000
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108     298     18,000  PUT      OTHER    01        18,000
BOISE INC                     COM               09746Y105     974    125,000  SH       OTHER    01       125,000
CAREFUSION CORP               COM               14170T101  43,024  1,583,500  SH       OTHER    01     1,583,500
CATERPILLAR INC DEL           COM               149123101   1,331     12,500  CALL     OTHER    01        12,500
CATERPILLAR INC DEL           COM               149123101  22,037    207,000  PUT      OTHER    01       207,000
CBOE HLDGS INC                COM               12503M108     246     10,000  CALL     OTHER    01        10,000
CF INDS HLDGS INC             COM               125269100   9,846     69,500  CALL     OTHER    01        69,500
CHEMTURA CORP                 COM NEW           163893209   6,143    337,500  SH       OTHER    01       337,500
CITIGROUP INC                 COM NEW           172967424  11,160    268,000  CALL     OTHER    01       268,000
CORNING INC                   COM               219350105  18,241  1,005,000  CALL     OTHER    01     1,005,000
COTT CORP QUE                 COM               22163N106   1,125    134,000  SH       OTHER    01       134,000
CROWN HOLDINGS INC            COM               228368106  10,404    268,000  CALL     OTHER    01       268,000
CVR ENERGY INC                COM               12662P108  13,960    567,000  SH       OTHER    01       567,000
CVS CAREMARK CORPORATION      COM               126650100  10,071    268,000  SH       OTHER    01       268,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  16,407    222,500  SH       OTHER    01       222,500
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  29,643    402,000  CALL     OTHER    01       402,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105   7,411    100,500  PUT      OTHER    01       100,500
DOW CHEM CO                   COM               260543103   9,648    268,000  CALL     OTHER    01       268,000
DST SYS INC DEL               COM               233326107   8,844    167,500  SH       OTHER    01       167,500
E TRADE FINANCIAL CORP        COM NEW           269246401  18,492  1,340,000  SH       OTHER    01     1,340,000
EATON CORP                    COM               278058102  13,789    268,000  CALL     OTHER    01       268,000
EL PASO CORP                  COM               28336L109  20,301  1,005,000  CALL     OTHER    01     1,005,000
ELECTRONIC ARTS INC           COM               285512109   1,581     67,000  CALL     OTHER    01        67,000
ENTERGY CORP NEW              COM               29364G103     341      5,000  CALL     OTHER    01         5,000
ENTERGY CORP NEW              COM               29364G103   9,662    141,500  PUT      OTHER    01       141,500
FAMILY DLR STORES INC         COM               307000109  21,655    412,000  SH       OTHER    01       412,000
FIRST SOLAR INC               COM               336433107  59,323    448,500  PUT      OTHER    01       448,500
FLAGSTAR BANCORP INC          COM NEW           337930507   7,973  6,700,000  SH       OTHER    01     6,700,000
FORTUNE BRANDS INC            COM               349631101  51,450    806,800  SH       OTHER    01       806,800
FORTUNE BRANDS INC            COM               349631101     159      2,500  PUT      OTHER    01         2,500
FREEPORT-MCMORAN COPPER & GO  COM               35671D857     661     12,500  CALL     OTHER    01        12,500
GAMESTOP CORP NEW             CL A              36467W109   1,787     67,000  CALL     OTHER    01        67,000
GENERAL MTRS CO               COM               37045V100  50,124  1,651,000  CALL     OTHER    01     1,651,000
GOOGLE INC                    CL A              38259P508  17,470     34,500  CALL     OTHER    01        34,500
GRAPHIC PACKAGING HLDG CO     COM               388689101     707    130,000  SH       OTHER    01       130,000
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   1,183     45,000  SH       OTHER    01        45,000
GSI COMMERCE INC              COM               36238G102  39,273  1,329,500  CALL     OTHER    01     1,329,500
GSI COMMERCE INC              COM               36238G102  16,268    550,700  PUT      OTHER    01       550,700
HARVEST NATURAL RESOURCES IN  COM               41754V103   8,873    804,400  SH       OTHER    01       804,400
HERTZ GLOBAL HOLDINGS INC     COM               42805T105  27,655  1,741,500  SH       OTHER    01     1,741,500
HERTZ GLOBAL HOLDINGS INC     COM               42805T105  14,895    938,000  CALL     OTHER    01       938,000
INTERCONTINENTALEXCHANGE INC  COM               45865V100   1,559     12,500  CALL     OTHER    01        12,500
JPMORGAN CHASE & CO           COM               46625H100   8,229    201,000  SH       OTHER    01       201,000
KKR & CO L P DEL              COM UNITS         48248M102   5,120    313,700  SH       OTHER    01       313,700
KKR & CO L P DEL              COM UNITS         48248M102     147      9,000  PUT      OTHER    01         9,000
LORILLARD INC                 COM               544147101  18,399    169,000  PUT      OTHER    01       169,000
LUBRIZOL CORP                 COM               549271104   1,678     12,500  CALL     OTHER    01        12,500
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  23,266    604,000  SH       OTHER    01       604,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   5,162    134,000  CALL     OTHER    01       134,000
MARATHON OIL CORP             COM               565849106  24,707    469,000  SH       OTHER    01       469,000
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100  12,092    221,500  CALL     OTHER    01       221,500
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589   7,034    204,000  CALL     OTHER    01       204,000
MELA SCIENCES INC             COM               55277R100     610    260,544  SH       OTHER    01       260,544
MI DEVS INC                   CL A SUB VTG      55304X104  24,877    817,500  SH       OTHER    01       817,500
MICROSOFT CORP                COM               594918104  10,452    402,000  SH       OTHER    01       402,000
MICROSOFT CORP                COM               594918104  17,636    678,300  CALL     OTHER    01       678,300
MOSAIC CO NEW                 COM               61945C103  11,616    171,500  CALL     OTHER    01       171,500
MOSAIC CO NEW                 COM               61945C103     847     12,500  PUT      OTHER    01        12,500
NOVAGOLD RES INC              COM NEW           66987E206  10,120  1,100,000  SH       OTHER    01     1,100,000
NOVAGOLD RES INC              COM NEW           66987E206   3,450    375,000  CALL     OTHER    01       375,000
NVIDIA CORP                   COM               67066G104   5,067    318,000  CALL     OTHER    01       318,000
ODYSSEY MARINE EXPLORATION I  COM               676118102   1,130    361,000  SH       OTHER    01       361,000
PARKER HANNIFIN CORP          COM               701094104  24,050    268,000  CALL     OTHER    01       268,000
PFIZER INC                    COM               717081103  26,605  1,291,500  SH       OTHER    01     1,291,500
PROSHARES TR II               ULTRASHORT YEN    74347W858  12,165    804,000  SH       OTHER    01       804,000
RSC HOLDINGS INC              COM               74972L102   4,007    335,000  SH       OTHER    01       335,000
RSC HOLDINGS INC              COM               74972L102   4,007    335,000  CALL     OTHER    01       335,000
SANOFI                        RIGHT 12/31/2020  80105N113   3,326  1,380,000  SH       OTHER    01     1,380,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605  31,775  2,070,000  CALL     OTHER    01     2,070,000
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506  15,145    201,000  PUT      OTHER    01       201,000
SINA CORP                     ORD               G81477104  10,462    100,500  CALL     OTHER    01       100,500
SOLUTIA INC                   COM NEW           834376501   3,519    154,000  SH       OTHER    01       154,000
SOUTHERN UN CO NEW            COM               844030106  13,751    342,500  SH       OTHER    01       342,500
SPDR GOLD TRUST               GOLD SHS          78463V107  30,660    210,000  CALL     OTHER    01       210,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  13,197    100,000  CALL     OTHER    01       100,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103 278,457  2,110,000  PUT      OTHER    01     2,110,000
TYCO INTERNATIONAL LTD        SHS               H89128104  17,053    345,000  SH       OTHER    01       345,000
WAUSAU PAPER CORP             COM               943315101     656     97,284  SH       OTHER    01        97,284
WILLIAMS COS INC DEL          COM               969457100  16,517    546,000  CALL     OTHER    01       546,000

                                                          91         1,447,285

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
Form  13F  Information  Table  Entry  Total:     91
Form 13F Information Table Value Total:          1,447,285
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

01           28-04327                      S & E Partners, L.P.